ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 10, 2013

CONFIDENTIAL SUBMISSION VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Oxford Immunotec Global PLC

Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Oxford Immunotec Global PLC (the “Company”), we are confidentially submitting a draft Registration Statement on Form S-1 to the staff of the Securities and Exchange Commission for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”). The Company confirms that as of the date of this letter it is an “emerging growth company” as defined in Section 2(a)(19) of the Securities Act. Please note that we are also submitting a confidential treatment request under separate cover for portions of certain exhibits to the Company’s draft Registration Statement on Form S-1.

If you have any questions or comments regarding this submission, please do not hesitate to call me at (617) 951-7063 or Michael D. Beauvais at (617) 951-7601.

Best regards,

/s/ Thomas J. Fraser

Thomas J. Fraser

cc:	Peter Wrighton-Smith, Ph.D. (Oxford Immunotec Global PLC)

Patricia Randall (Oxford Immunotec Global PLC)

Michael D. Beauvais (Ropes & Gray LLP)

Deanna L. Kirkpatrick (Davis Polk & Wardwell LLP)